Investments in debt securities	6 Months Ended
Jun. 30, 2026
Investments, Debt and Equity Securities [Abstract]
Investments in debt securities

10. Investments in debt securities

As of December 31, 2025, the Company held six investments in debt securities classified as held to maturity and recognized at amortized cost basis with carrying value $40,374 (current portion $15,141 and non-current portion $25,233).

On January 28, 2026, the Company entered into an investment in a senior unsecured bond in the amount of $10,000 to receive a coupon rate of 4.25% on a semi-annual basis.

On February 11, 2026, the Company entered into a seven-year investment agreement in debt securities, amounting to $5,000. Interest income is earned on a quarterly basis on the 18th day of February, May, August and November in each year from, and including, May 18, 2026, to, and including, February 18, 2033.

On March 13, 2026,  the Company entered into a seven-year investment agreement in debt securities, amounting to $5,000. Interest income is earned on a quarterly basis on the 18th day of March, June, September and December in each year from, and including, June 18, 2026, to, and including, March 18, 2033.

On March 23, 2026, the Company entered into a seven-year investment agreement in debt securities, amounting to $10,000. Interest income is earned on a quarterly basis on the 30th day of March, June, September and December in each year from, and including, June 30, 2026, to, and including, March 30, 2033.

On February 17, 2026, an investment of debt securities amounting to $10,000 was redeemed. On April 28, 2025, an investment of debt securities amounting to $5,000 was redeemed. The issuer exercised their redemption option as per contractual terms. These proceeds are reflected in the accompanying consolidated statements of cash flows.

On March 27, 2026, the Company entered into an investment in a senior unsecured bond in the amount of $6,000 to receive a coupon rate of 5.00% on a quarterly basis.

On April 1, 2026, the Company entered into a seven-year investment agreement in debt securities, amounting to $10,000. Interest income is earned on a quarterly basis on the 10th day of January, April, July and October in each year from, and including, July 10, 2026, to, and including, April 10, 2033.

On May 22, 2026, the Company entered into a seven-year investment agreement in debt securities, amounting to $5,000. Interest income is earned on a quarterly basis on the 8th day of September, December, March and June in each year from, and including, September 8, 2026, to, and including, June 8, 2033.

On June 15, 2026, the Company entered into a seven-year investment agreement in debt securities, amounting to $5,000. Interest income is earned on a quarterly basis on the 30th day of September, December, March and June in each year from, and including, September 30, 2026, to, and including, June 30, 2033.

On June 23, 2026, the Company entered into an investment of one seven-year, two six-year and one five-year senior unsecured bonds at a total face value of $19,500 and paid a premium of $223 in total, to receive coupon rates of 4.65%, 5.174%, 5.049% and 4.909% on a six-month period.

As of December 31, 2025, the Company held an investment classified as available for sale of $15,494. On February 9, 2026, the Company redeemed its investment classified as available for sale, with realized gains amounting to $127 recognized under interest income in the Company’s consolidated statements of comprehensive  income.

As of June 30, 2026, the Company held seventeen investments in debt securities classified as held to maturity and recognized at amortized cost basis with carrying value $106,413.

The maturity schedule of the outstanding investments in debt securities as of June 30, 2026, is as follows:

Maturity date	Carrying amount	Fair value
Due within 1 year	$15,143	$15,142
Due in 1-5 years	35,916	35,477
Due in 5-10 years	55,354	51,499
Total	$106,413	$102,118

No allowance for credit losses was warranted on investments as of June 30, 2026 and December 31, 2025, respectively.